Investment in Joint Ventures (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net Investment Income [Line Items]
Assets	$ 283,751,241	$ 281,680,206
Southland Holdings [Member]
Net Investment Income [Line Items]
Assets	1,125,305,000	1,035,753,000
Revenues	1,161,431,000	1,279,186,000	$ 1,057,936,000
Red River Solutions G P [Member] | Southland Holdings [Member]
Net Investment Income [Line Items]
Assets	34,596,000	9,468,000
Liabilities	19,670,000	5,999,000
Revenues	60,130,000	17,515,000
Income (loss)	12,165,000	3,502,000
Red River Solutions G P [Member] | Southland Holdings [Member] | Oscar Renda Contracting Of Canada Inc [Member]
Net Investment Income [Line Items]
Revenues	30,106,000	8,762,000
Income (loss)	6,021,000	1,752,000
Equity	$ 7,439,000	$ 1,739,000